PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property equipment, net consisted of the following:

	As of	As of
	September 30, 2024	September 30, 2023
Property and Buildings	$13,518,768	$12,889,450
Machinery and equipment	18,774,867	17,833,560
Automobiles	235,360	285,747
Office and electric equipment	193,294	195,174
Subtotal	32,722,289	31,203,931
Less: accumulated depreciation	(24,112,010)	(22,060,348)
Property and equipment, net	$8,610,279	$9,143,583

Depreciation expense was $1,135,383, $1,077,376 and $1,172,644 for the years ended September 30, 2024, 2023 and 2022 respectively. Certain properties and equipment have been pledged as collateral under the bank loan agreement as discussed in Note 9.

As of September, 30, 2024 and 2023, Qilian Chengdu made advance payments for property and buildings acquisition for $660,569 and $634,442, respectively, which was recorded in prepayments for property and equipment on the consolidated balance sheets.